INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

6.  INCOME TAXES

(a)
The details of income (loss) before income taxes from continuing operations, by jurisdiction, are as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Domestic	$10,294	$(10,327)	$(3,787)
Foreign	75,488	63,881	106,624

Income before income taxes	$85,782	$53,554	$102,837

(b)
The provision for (recovery of) income taxes from continuing operations differs from the expense that would be obtained by applying Canadian statutory tax rates as a result of the following:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Expected income taxes at the Canadian statutory tax rate of 26.5% (2011 — 28.25%, 2010 — 31%)	$22,732	$15,129	$31,879
Foreign rate differentials	(9,072)	(9,261)	(11,491)
Change in provisions for uncertain tax positions and tax filings	(996)	(247)	—
Non-deductible expenses	(374)	1,606	1,496
Effect of change in tax rates	546	—	—
Impairment recovery relating to loans receivable from MEC	—	—	5,605
Purchase price consideration adjustment	—	—	(8,175)
Tax resulting from internal amalgamation (note 6(h))	—	(12,892)	12,892
Withholding taxes and other items	1,609	1,277	2,228

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

(c)
The details of the income tax expense (recovery) from continuing operations are as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Current income tax expense (recovery):
Domestic	$2,481	$(11,852)	$13,401
Foreign	17,091	10,991	10,379

	19,572	(861)	23,780

Future income tax expense (recovery):
Domestic	(700)	805	(117)
Foreign	(4,427)	(4,332)	10,771

	(5,127)	(3,527)	10,654

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

(d)
A future income tax provision (recovery) from continuing operations has been recognized on temporary differences, which consist of the following:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Changes in tax value of assets from book value	$(4,205)	$(4,707)	$3,566
Impairment provision relating to loans receivable from MEC	—	—	5,605
Other	(922)	1,180	1,483

Total future tax expense (recovery)	$(5,127)	$(3,527)	$10,654

(e)
Future tax assets consist of the following temporary differences:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Tax value of assets in excess of book value	$3,924	$1,292

(f)
Future tax liabilities consist of the following temporary differences:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Book value of assets in excess of tax value	$24,083	$25,802
Other	3,543	4,422

Total future tax liabilities	$27,626	$30,224

(g)
Net cash payments of income taxes amounted to $29.3 million for the year ended December 31, 2012 (2011 — $15.1 million; 2010 — $10.4 million).

(h)
The Company conducts operations in a number of countries with varying statutory rates of taxation. Judgement is required in the estimation of income taxes and future income tax assets and liabilities, in each of the Company's operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that future income tax assets will be realized and, based on all the available evidence, determining if a valuation allowance is required on all or a portion of such future income tax assets. The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

  During 2010, an internal amalgamation was undertaken with the unintended result of causing the Company to incur a $12.9 million tax liability which was recorded as a current tax expense during 2010. During the year ended December 31, 2011, the Ontario Superior Court of Justice accepted the Company's application to have the amalgamation set aside and cancelled with the result that a current income tax recovery of $12.9 million was recorded during the year ended December 31, 2011.

  As at December 31, 2012, the Company had $13.2 million (2011 — $10.9 million) of unrecognized income tax benefits (including $0.9 million (2011 — $0.7 million) of related accrued interest and penalties), all of which could ultimately reduce the Company's effective tax rate. The Company is currently under audit in Canada, the United States, Germany and Mexico. The Company believes that it has adequately provided for reasonably foreseeable outcomes related to the tax examinations and that any settlement will not have a material adverse effect on our consolidated financial position or results from operations. However, the Company cannot predict with any level of certainty the exact nature of any future possible settlements.

  A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Unrecognized tax benefits balance, beginning of year	$10,885	$10,388	$8,704
Increases (decreases) for tax positions of prior years	598	(247)	—
Increases for tax positions of current year	1,782	826	2,081
Foreign currency impact	(82)	(82)	(397)

Unrecognized tax benefits balance, end of year	$13,183	$10,885	$10,388

  It is reasonably possible that the gross unrecognized tax benefits, as of December 31, 2012, could decrease in the next 12 months by an estimated $3.6 million to $4.9 million (2011 — $0.3 million; 2010 — nil) relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing authorities and the settlement of current tax examinations.

  For the year ended December 31, 2012, $0.1 million of interest and penalties was recorded (2011 — nil; 2010 — nil) as part of the provision for income taxes in the consolidated statements of income (loss).

  As at December 31, 2012, the following tax years remained subject to examination by the major tax jurisdictions:

Major Jurisdictions
Canada	2007 through 2012
United States	2007 through 2012
Mexico	2007 through 2012
Austria	2009 through 2012

  At December 31, 2012, the Company had capital loss carryforwards totalling approximately $594 million that do not expire. In addition, Granite has Foreign Investment in Real Property Tax Act losses of approximately $513.5 million that are available to offset any future U.S. capital gains and expire in 2015 and 2017. A full valuation allowance is required related to both of these losses as sufficient uncertainty exists regarding the realization of the future tax asset.